Goodwill (Changes in Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in goodwill, net of purchase accounting adjustments
Beginning balance	$ 14,178	$ 14,745
Purchase price and foreign currency adjustments	39	(208)
Goodwill distributed through sale	(487)	(359)
Ending balance	13,730	14,178
Integrated Financial Solutions [Member]
Changes in goodwill, net of purchase accounting adjustments
Beginning balance	7,676	7,676
Purchase price and foreign currency adjustments	0	0
Goodwill distributed through sale	(14)	0
Ending balance	7,662	7,676
Global Financial Solutions [Member]
Changes in goodwill, net of purchase accounting adjustments
Beginning balance	6,332	6,605
Purchase price and foreign currency adjustments	39	(273)
Goodwill distributed through sale	(473)	0
Ending balance	5,898	6,332
Corporate and Other [Member]
Changes in goodwill, net of purchase accounting adjustments
Beginning balance	170	464
Purchase price and foreign currency adjustments	0	65
Goodwill distributed through sale	0	(359)
Ending balance	$ 170	$ 170